INVENTORIES	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
INVENTORIES	INVENTORIES
Inventories consist of the following (in millions):

	December 31,
	2019	2018
Finished equipment	$408.1	$478.4
Replacement parts	160.8	143.3
Work-in-process	78.7	86.5
Raw materials and supplies	200.1	210.7
Inventories	$847.7	$918.9

Reserves for lower of cost or NRV and excess and obsolete inventory were $53.2 million and $49.8 million at December 31, 2019 and 2018, respectively.